Segment, Geographic and Revenue Information (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue	$ 341,028,267	$ 329,089,036	$ 360,346,494
Customer A [Member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue	$ 43,645,518	$ 37,306,348	$ 42,173,089
Percentage of consolidated net revenue	13.00%	11.00%	12.00%